SEGMENT INFORMATION (Tables)	6 Months Ended
Sep. 30, 2025
SEGMENT INFORMATION [Abstract]
Performance and Several Key Metrics
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the six months ended September 30,
	2025	2024
Brokerage and commission income	$4,165,385	$1,289,384
Principal transactions and proprietary trading	315,337	—
Interest income	960,680	522,745
Software licensing (including subscription based) and related support services income	661,498	1,146,134
Total revenues	6,102,900	2,958,263
Commissions and brokerage fees	(1,639,072)	(172,712)
Software licensing (including subscription based) and related support outsourcing cost	(487,860)	(507,822)
Interest expenses	(353,587)	(85,657)
Share-based compensation expenses	(6,104,672)	—
Research and development expenses	(387,425)	—
Other operating costs and expenses	(4,840,440)	(3,114,326)
Operating loss	(7,710,156)	(922,254)
Other income (loss), net	(656,486)	(303,139)
Loss before income tax expense	(8,366,642)	(1,225,393)
Income tax benefit	—	77,138
Net loss	$(8,366,642)	$(1,148,255)